13FCONP 12/06/07

NON PUBLIC

[redacted]

RECEIVED
AUG 14 2007
OFFICE OF THE SECRETARY

07056208

CONFIDENTIAL TREATMENT EXPIRED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Fore Research & Management, LP
Address: 280 Park Avenue, 43rd floor
New York, New York 10017

13F File Number: 028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Matthew Li, LLC
Title: Matthew Li, Managing Member
Phone: 212-984-3800
Signature, Place, and Date of Signing:

/s/ Matthew Li New York, New York August 13, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $640,306 (in thousands)

CONFIDENTIAL TREATEMENT REQUESTED

List of Other Included Managers:
<TABLE>

FORM 13F INFORMATION TABLE

NAME OF ISSUER	<C> TITLE OF CLASS	CUSIP	VALUE (x$1000	<C> SHARES / PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ACXIOM CORP	COM	005125109	29332	1108944	SH		SOLE		1108944		
AEROFLEX INC	COM	007768104	15036	1061149	SH		SOLE		1061149		
AFFILIATED COMPUTER SERVICES	CL A	008190100	36604	645339	SH		SOLE		645339		
AGILE SOFTWARE CORP DEL	COM	00846X105	7413	919688	SH		SOLE		919688		
ALLIANCE DATA SYSTEMS CORP	COM	018581108	18735	242436	SH		SOLE		242436		
ALLTEL CORP	COM	020039103	26228	388280	SH		SOLE		388280		
ARCHSTONE SMITH TR	COM	039583109	50375	852229	SH		SOLE		852229		
AVAYA INC	COM	053499109	87611	5202544	SH		SOLE		5202544		
BIOMET INC	COM	090613100	78685	1721016	SH		SOLE		1721016		
C D W CORP	COM	12512N105	21656	254864	SH		SOLE		254864		
CATALINA MARKETING CORP	COM	148867104	10787	342456	SH		SOLE		342456		
CERIDIAN CORP NEW	COM	156779100	12081	345180	SH		SOLE		345180		
COINMACH SVC CORP	UNIT 99/99/9999	19259W107	3243	163236	SH		SOLE		163236		
COINMACH SVC CORP	CL A	19259W206	1510	114100	SH		SOLE		114100		
CRESCENT REAL ESTATE EQUITIE	COM	225756105	3651	162680	SH		SOLE		162680		
DOLLAR GEN CORP	COM	256669102	30187	1377154	SH		SOLE		1377154		
EFUNDS CORP	COM	28224R101	9599	272000	SH		SOLE		272000		
FIRST DATA CORP	COM	319963104	1888	57800	SH		SOLE		57800		
GUITAR CTR MGMT INC	COM	402040109	5383	90000	SH		SOLE		90000		
HARMAN INTL INDS INC	COM	413086109	49570	424404	SH		SOLE		424404		
HARRAHS ENTMT INC	COM	413619107	3504	41100	SH		SOLE		41100		
HUNTSMAN CORP	COM	447011107	1638	67400	SH		SOLE		67400		
INTL SECS EXCHANGE HLDGS INC	CL A	46031W204	2091	32000	SH		SOLE		32000		
IPSCO INC	COM	462622101	31441	197892	SH		SOLE		197892		

MELLON FINL CORP	COM	58551A108	6089	138380	SH	SOLE	138380
REUTERS GROUP PLC SPONSORED	ADR	76132M102	4138	55403	SH	SOLE	55403
SLM CORP	COM	78442P106	5284	91766	SH	SOLE	91766
SERVICEMASTER CO	COM	81760N109	43803	2833299	SH	SOLE	2833299
SOLECTRON CORP	COM	834182107	5277	1434070	SH	SOLE	1434070
SPIRIT FIN CORP	COM	848568309	2104	144526	SH	SOLE	144526
TXU CORP	COM	873168108	23865	354600	SH	SOLE	354600
TRIBUNE CO NEW	COM	896047107	11496	391036	SH	SOLE	391036

</TABLE>